Goodwill and Other Intangible Assets (Schedule of net other intangible assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Finite-Lived Intangible Assets [Line Items]
Original cost	$ 6,457	$ 6,457
Accumulated amortization	3,533	1,293
Other intangible assets, Net	2,924	5,164
Amortization expense	2,240	1,168	$ 105
Intellectual property [Member]
Finite-Lived Intangible Assets [Line Items]
Original cost	200	200
Accumulated amortization	200	154
Other intangible assets, Net		46
Useful life	3 years
Current technology [Member]
Finite-Lived Intangible Assets [Line Items]
Original cost	$ 3,833	3,833
Accumulated amortization	1,930	654
Other intangible assets, Net	$ 1,903	3,179
Useful life	3 years
Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Original cost	$ 1,937	1,937
Accumulated amortization	916	272
Other intangible assets, Net	$ 1,021	1,665
Useful life	3 years
Backlog [Member]
Finite-Lived Intangible Assets [Line Items]
Original cost	$ 487	487
Accumulated amortization	487	213
Other intangible assets, Net		$ 274
Useful life	4 months 24 days